Convertible Notes	12 Months Ended
Dec. 31, 2024
Convertible Notes [Abstract]
CONVERTIBLE NOTES

28 CONVERTIBLE NOTES

Convertible note 1

During the year 2020, the Group signed a convertible note agreement with MEVP for funds amounting to USD 650,000 maturing on May 31, 2021 and is subject to an interest rate of 9% per annum, which has been extended at the discretion of MEVP. The convertible notes rank ahead of the ordinary shares in the event of a liquidation. MEVP provided an advance of USD 150,000 in 2019 which has been accounted for against the convertible note. On August 31, 2021 convertible note 3 has been extended to May 31, 2022 where Anghami has obtained a waiver on the accrual of interest for the extension period.

Upon the consummation of the business combination, the convertible notes of USD 650,000 and unpaid accrued interest of USD 292,231 were converted into 96,483 shares in Anghami Inc.

Convertible note 2

During the year 2020, the Group signed a convertible note agreement and an ancillary conversion undertaking agreement with Alkonost Investment Ltd. for funds amounting to USD 5,000,000 maturing May 2022, which is subject to a profit rate of 12% per annum and for which the Group has obtained a waiver for the interest which was accrued up to August 2021. The convertible notes rank ahead of the ordinary shares in the event of a liquidation. Anghami has obtained a waiver on the accrual of interest until August 31,2021.

The Convertible note 2 agreements included certain affirmative covenants, including the delivery of audited consolidated financial statements to the holders.

Upon the consummation of the business combination, the convertible notes of USD 5,000,000 and unpaid accrued interest of USD 1,795,953 were converted into 693,332 shares in Anghami Inc.

Convertible note 3

The Group has entered into a convertible loan on December 5, 2021, and an ancillary conversion undertaking agreement with Shuaa amounting to USD 6,000,000 with maturity date of February 11, 2023. The Group has the right to repay the loan interest free by February 11, 2022, however, a transaction cost of 390,000 was charged as part of the loan. After three months the interest rate of 12% will be accrued monthly. At maturity date, the lenders have the option to either demand the repayment of the principal and the accrued interest at maturity or convert the outstanding loan balance at a discount to the fair market value of the Group.

Upon the consummation of the business combination, the loan was deducted from the proceeds that resulted from the business combination as well as the transaction cost of USD 390,000.

Convertible note 4

On August 21, 2023, the Group sold and issued to Saudi Research & Media Group (“SRMG”) a senior unsecured convertible note in the principal amount of USD 5,000,000, which is convertible into Group’s ordinary shares, par value USD 0.0001 per share, subject to certain conditions and limitations set forth in the Convertible Note, between the Company and SRMG. The Group will use the net proceeds from the Convertible Note for working capital, growth and other general corporate purposes. The Convertible Note contains customary events of default, bears interest daily at a simple rate of 11.0% per annum, due and payable in full three years following the date on which the Convertible Note is deemed issued, unless earlier repurchased, converted or redeemed prior to such date in accordance with the applicable terms set forth in the Convertible Note. The Note Purchase Agreement also provides SRMG with the right to purchase up to an additional USD 5,000,000 additional principal amount of the Convertible Note within 12 months of the closing. On November 29, 2023, the Group issued 2,055,000 ordinary shares to SRMG converting the note.

Convertible note 5

On December 16, 2024, the Group issued to OSN Streaming; a senior unsecured convertible note in the principal amount of USD 12,000,000, which is convertible into Group’s ordinary shares, par value USD 0.0001 per share, subject to certain conditions and limitations set forth in the Convertible Note, between the Company and OSN Streaming. The Convertible Note contains customary events of default, bears interest at a fixed rate of 11.0% per annum, due and payable in full two years following the date on which the Convertible Note is deemed issued, unless earlier repurchased, converted or redeemed prior to such date in accordance with the applicable terms set forth in the Convertible Note. The Note Purchase Agreement also provides OSN Streaming with the right to purchase up to an additional USD 33,000,000 principal amount of the Convertible Note within 24 months of the closing.

The table below presents the changes in the convertible notes:

	2024	2023
	USD	USD

At January 1	-	-
Additions – convertible notes	12,000,000	5,000,000
Interest and transaction costs (note 9)	47,667	137,500
Conversion of convertible notes during the year	-	(5,137,000)
Repayment of convertible notes during the year	-	(500)
At December 31	12,047,667	-

Management has assessed the terms of the Convertible Note 5 in accordance with IAS 32 – Financial Instruments: Presentation, and has determined that the conversion feature embedded within the note meets the definition of a derivative financial instrument. The embedded derivative is not considered to be closely related to the host debt instrument and, as such, has been bifurcated and recognized separately in the balance sheet at fair value.

As at the reporting date, the fair value of the embedded derivative has been determined by management to be USD 609,320. This amount has been recognized as a financial liability under derivative financial instruments in the statement of financial position.

Subsequent changes in the fair value of the embedded derivative will be recognized through profit or loss.